Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Asset impairments	$ 5,100,000,000	$ 4,100,000,000	$ 660,000,000	$ 2,100,000,000	$ 8,700,000,000	$ 123,000,000	$ 162,000,000	$ 115,000,000	$ 9,472,000,000	$ 7,102,000,000	$ 1,443,000,000
Asset impairments for property and equipment									11,600,000,000	8,000,000,000
Impairment of equity method investment									148,000,000
Inventory write-downs									55,000,000	32,000,000
Total asset impairment charges									11,942,000,000	9,080,000,000	1,800,000,000
Goodwill impairment charges									163,000,000	347,000,000	0
Impairment of assets held for sale and other assets										655,000,000
Cash and cash equivalents	1,467,000,000				679,000,000				1,467,000,000	679,000,000	1,906,000,000	$ 160,000,000
Allowance for doubtful accounts	103,000,000				98,000,000				103,000,000	98,000,000	78,000,000
Increase in allowance for doubtful accounts									5,000,000
Additional provisions on allowance for doubtful accounts									40,000,000
Allowance for doubtdul accounts written off									35,000,000
Capitalized internal costs	19,548,000,000				30,435,000,000				19,548,000,000	30,435,000,000
Gain (loss) recorded on divestitures									139,000,000
Oil and gas property, fair value	3,900,000,000				4,800,000,000				3,900,000,000	4,800,000,000	3,800,000,000
Gathering, transmission and processing facilities	1,052,000,000				5,440,000,000				1,052,000,000	5,440,000,000
Accumulated depreciation	25,312,000,000				26,813,000,000				25,312,000,000	26,813,000,000
Impairment of GTP assets									1,700,000,000
Fair value of GTP assets	306,000,000								306,000,000
Goodwill	87,000,000				250,000,000				87,000,000	250,000,000	737,000,000	1,289,000,000
Accounts payable									129,000,000	229,000,000
Net cost of third party gas									$ 105,000,000	70,000,000	39,000,000
Maximum percentage of production available to contract partners									40.00%
Other foreign currency gains and (losses)									$ 11,000,000	(8,000,000)	30,000,000
Benefit of tax deductions in excess of recognized compensation cost									1,000,000	(35,000)	(1,000,000)
GTP Facilities [Member]
Schedule Of Significant Accounting Policies [Line Items]
Gathering, transmission and processing facilities	1,100,000,000				5,400,000,000				1,100,000,000	5,400,000,000
Accumulated depreciation	160,000,000				1,700,000,000				160,000,000	1,700,000,000
Gain (loss) on the sale of GTP facilities									(59,000,000)	180,000,000
Oil and Gas Properties, Proved [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset impairments for property and equipment									7,389,000,000	6,068,000,000	1,443,000,000
Other Property and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Accumulated depreciation	693,000,000				673,000,000				693,000,000	673,000,000
United States [Member]
Schedule Of Significant Accounting Policies [Line Items]
Goodwill impairment charges									0	244,000,000	0
Capitalized internal costs	11,280,000,000				18,829,000,000				11,280,000,000	18,829,000,000
Impairment of GTP assets									103,000,000
Goodwill	0				0				0	0	384,000,000	1,016,000,000
Non-cash impairments of goodwill					1,100,000,000
Canada [Member]
Schedule Of Significant Accounting Policies [Line Items]
Goodwill impairment charges									0	103,000,000	0
Capitalized internal costs	2,026,000,000				3,531,000,000				2,026,000,000	3,531,000,000
Impairment of GTP assets									555,000,000
Goodwill	0				0				0	0	103,000,000	103,000,000
Egypt [Member]
Schedule Of Significant Accounting Policies [Line Items]
Goodwill impairment charges									0	0	0
Capitalized internal costs	3,264,000,000				3,496,000,000				3,264,000,000	3,496,000,000
Impairment of GTP assets									1,100,000,000
Goodwill	87,000,000				87,000,000				87,000,000	87,000,000	87,000,000	$ 87,000,000
Australia [Member]
Schedule Of Significant Accounting Policies [Line Items]
Capitalized internal costs					1,613,000,000					1,613,000,000
Australia [Member] | Discontinued Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset impairments										833,000,000
Australia [Member] | Oil and Gas Properties, Proved [Member] | Discontinued Operations [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset impairments										271,000,000
Wheatstone LNG [Member] | Australia [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset impairments					833,000,000
Apache Corporation [Member]
Schedule Of Significant Accounting Policies [Line Items]
Asset impairments									3,885,000,000	1,626,000,000	60,000,000
Cash and cash equivalents	$ 378,000,000				$ 267,000,000				$ 378,000,000	$ 267,000,000	$ 155,000,000
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Voting interest required for consolidation of investments	50.00%								50.00%
Minimum [Member] | Other Property and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Useful lives of gas gathering, transmission and processing facilities									3 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Voting interest required for consolidation of investments	50.00%								50.00%
Maximum [Member] | Other Property and Equipment [Member]
Schedule Of Significant Accounting Policies [Line Items]
Useful lives of gas gathering, transmission and processing facilities									20 years